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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Natalie S. Anderson

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	February 28 & August 31

Date of reporting period:	May 31, 2018

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

ALAMBIC SMALL CAP VALUE PLUS FUND

SCHEDULE OF INVESTMENTS

May 31, 2018 (Unaudited)

COMMON STOCKS - 95.3%	Shares	Value
Consumer Discretionary - 17.0%
Auto Components - 2.6%
Stoneridge, Inc. (a)	781	$24,625
Tower International, Inc.	2,000	58,800
		83,425
Distributors - 0.3%
VOXX International Corporation (a)	1,900	10,640

Diversified Consumer Services - 1.8%
American Public Education, Inc. (a)	600	25,560
Bridgepoint Education, Inc. (a)	3,013	20,759
K12, Inc. (a)	800	12,912
		59,231
Hotels, Restaurants & Leisure - 3.1%
BBX Capital Corporation	435	3,837
Carrols Restaurant Group, Inc. (a)	200	2,560
Century Casinos, Inc. (a)	737	6,257
Potbelly Corporation (a)	2,987	39,727
Scientific Games Corporation (a)	441	26,151
Town Sports International Holdings, Inc. (a)	2,000	22,800
		101,332
Household Durables - 1.1%
Flexsteel Industries, Inc.	300	11,181
LGI Homes, Inc. (a)	392	23,877
		35,058
Leisure Products - 2.2%
Nautilus, Inc. (a)	4,886	73,046

Media - 2.6%
Clear Channel Outdoor Holdings, Inc. - Class A	1,100	4,785
Gannett Company, Inc.	1,900	20,083
MSG Networks, Inc. - Class A (a)	1,165	22,484
New Media Investment Group, Inc.	700	11,690
News Corporation - Class A	300	4,509
tronc, Inc. (a)	1,239	19,874
		83,425

ALAMBIC SMALL CAP VALUE PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.3% (Continued)	Shares	Value
Consumer Discretionary - 17.0% (Continued)
Specialty Retail - 1.7%
Aaron's, Inc.	300	$11,934
ascena retail group, inc. (a)	2,100	6,846
Citi Trends, Inc.	200	6,002
Express, Inc. (a)	500	4,255
Kirkland's, Inc. (a)	1,900	24,377
Tilly's, Inc. - Class A	200	2,752
		56,166
Textiles, Apparel & Luxury Goods - 1.6%
Crocs, Inc. (a)	600	10,704
Movado Group, Inc.	200	9,820
Vera Bradley, Inc. (a)	2,800	32,620
		53,144
Consumer Staples - 5.2%
Beverages - 0.4%
Boston Beer Company, Inc. (The) - Class A (a)	60	15,231

Food & Staples Retailing - 3.4%
Ingles Markets, Inc. - Class A	200	5,740
Natural Grocers by Vitamin Cottage, Inc. (a)	3,230	33,204
Village Super Market, Inc. - Class A	2,467	71,642
		110,586
Food Products - 0.2%
Dean Foods Company	596	5,704

Household Products - 1.2%
Oil-Dri Corporation of America	1,008	39,221

Energy - 7.3%
Energy Equipment & Services - 3.1%
Bristow Group, Inc.	1,400	16,562
Exterran Corporation (a)	200	5,512
FTS International, Inc. (a)	400	7,576
Helix Energy Solutions Group, Inc. (a)	700	5,320
ION Geophysical Corporation (a)	1,347	33,001

ALAMBIC SMALL CAP VALUE PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.3% (Continued)	Shares	Value
Energy - 7.3% (Continued)
Energy Equipment & Services - 3.1% (Continued)
Mammoth Energy Services, Inc. (a)	300	$11,328
Pioneer Energy Services Corporation (a)	1,300	7,150
Profire Energy, Inc. (a)	1,476	6,908
Superior Energy Services, Inc. (a)	600	6,558
Unit Corporation (a)	100	2,184
		102,099
Oil, Gas & Consumable Fuels - 4.2%
Abraxas Petroleum Corporation (a)	2,900	7,830
Cloud Peak Energy, Inc. (a)	2,000	7,240
Evolution Petroleum Corporation	2,100	19,950
Hallador Energy Company	2,400	17,976
Overseas Shipholding Group, Inc. - Class A (a)	12,300	44,772
PBF Energy, Inc. - Class A	100	4,718
SandRidge Energy, Inc. (a)	200	2,908
SilverBow Resources, Inc. (a)	286	8,225
W&T Offshore, Inc. (a)	3,656	25,044
		138,663
Financials - 13.7%
Banks - 12.9%
Ameris Bancorp	50	2,785
Associated Banc-Corp	300	8,280
BancorpSouth Bank	300	10,050
Cadence Bancorporation	700	20,447
Cathay General Bancorp	450	18,986
Chemical Financial Corporation	600	33,672
Columbia Banking System, Inc.	350	14,882
Community Bank System, Inc.	200	11,976
CVB Financial Corporation	300	6,957
FCB Financial Holdings, Inc. - Class A (a)	50	3,047
First BanCorporation (a)	600	4,650
First Citizens BancShares, Inc. - Class A	10	4,393
First Financial Bancorp	300	9,435
First Financial Bankshares, Inc.	100	5,260
First Midwest Bancorp, Inc.	300	7,881
FNB Corporation	600	7,950
Fulton Financial Corporation	400	6,980

ALAMBIC SMALL CAP VALUE PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.3% (Continued)	Shares	Value
Financials - 13.7% (Continued)
Banks - 12.9% (Continued)
Glacier Bancorp, Inc.	200	$7,798
Great Western Bancorp, Inc.	500	21,795
Green Bancorp, Inc.	500	11,225
Hancock Whitney Corporation	200	10,050
Heartland Financial USA, Inc.	150	8,228
Home BancShares, Inc.	200	4,604
Hope Bancorp, Inc.	800	14,392
IBERIABANK Corporation	90	7,191
Independent Bank Group, Inc.	100	7,525
International Bancshares Corporation	300	12,960
Investors Bancorp, Inc.	200	2,668
KeyCorp	200	3,888
LegacyTexas Financial Group, Inc.	50	2,100
MB Financial, Inc.	400	19,756
National Commerce Corporation (a)	50	2,302
Old National Bancorp	400	7,180
Pacific Premier Bancorp, Inc. (a)	450	18,585
Renasant Corporation	150	7,188
Republic First Bancorp, Inc. (a)	400	3,440
ServisFirst Bancshares, Inc.	100	4,201
Simmons First National Corporation - Class A	200	6,400
South State Corporation	60	5,371
State Bank Financial Corporation	200	6,710
TCF Financial Corporation	200	5,262
Texas Capital Bancshares, Inc. (a)	30	2,890
UMB Financial Corporation	180	13,869
United Bankshares, Inc.	400	14,580
United Community Banks, Inc.	100	3,246
Valley National Bancorp	700	8,897
		421,932
Capital Markets - 0.2%
Stifel Financial Corporation	100	5,880

Insurance - 0.6%
American Equity Investment Life Holding Company	400	14,176

ALAMBIC SMALL CAP VALUE PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.3% (Continued)	Shares	Value
Financials - 13.7% (Continued)
Insurance - 0.6% (Continued)
Primerica, Inc.	80	$7,868
		22,044
Health Care - 10.7%
Biotechnology - 3.1%
Acorda Therapeutics, Inc. (a)	700	18,375
Calithera Biosciences, Inc. (a)	2,699	13,900
Myriad Genetics, Inc. (a)	345	12,596
NewLink Genetics Corporation (a)	400	2,104
PDL BioPharma, Inc. (a)	16,100	42,987
Pfenex, Inc. (a)	1,646	8,477
Protagonist Therapeutics, Inc. (a)	600	4,368
		102,807
Health Care Equipment & Supplies - 3.4%
Accuray, Inc. (a)	13,021	57,292
AngioDynamics, Inc. (a)	1,200	25,236
RTI Surgical, Inc. (a)	6,165	28,051
		110,579
Health Care Providers & Services - 0.2%
American Renal Associates Holdings, Inc. (a)	586	8,462

Health Care Technology - 0.9%
HealthStream, Inc.	400	11,140
Quality Systems, Inc. (a)	1,100	19,360
		30,500
Life Sciences Tools & Services - 2.8%
Luminex Corporation	2,100	59,472
Medpace Holdings, Inc. (a)	741	31,240
		90,712
Pharmaceuticals - 0.3%
Depomed, Inc. (a)	300	1,866
Lannett Company, Inc. (a)	400	6,620
		8,486
Industrials - 16.2%
Aerospace & Defense - 2.8%
Esterline Technologies Corporation (a)	450	32,828

ALAMBIC SMALL CAP VALUE PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.3% (Continued)	Shares	Value
Industrials - 16.2% (Continued)
Aerospace & Defense - 2.8% (Continued)
Moog, Inc. - Class A	710	$57,886
		90,714
Building Products - 2.1%
Armstrong Flooring, Inc. (a)	2,536	33,222
NCI Building Systems, Inc. (a)	1,900	36,385
		69,607
Commercial Services & Supplies - 1.4%
Ennis, Inc.	2,100	38,325
Kimball International, Inc. - Class B	400	6,500
NL Industries, Inc. (a)	200	1,850
		46,675
Construction & Engineering - 0.9%
Orion Group Holdings, Inc. (a)	3,900	30,264

Electrical Equipment - 0.9%
Allied Motion Technologies, Inc.	200	9,672
Preformed Line Products Company	250	19,262
		28,934
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	100	3,780

Machinery - 3.6%
Commercial Vehicle Group, Inc. (a)	5,331	42,275
Global Brass & Copper Holdings, Inc.	100	3,140
Hurco Companies, Inc.	1,271	60,944
Hyster-Yale Materials Handling, Inc.	50	3,335
Meritor, Inc. (a)	400	8,300
		117,994
Professional Services - 3.1%
Acacia Research Corporation (a)	20,642	79,472
Heidrick & Struggles International, Inc.	400	15,120
TrueBlue, Inc. (a)	200	5,160
		99,752
Road & Rail - 0.7%
Covenant Transportation Group, Inc. - Class A (a)	141	4,241

ALAMBIC SMALL CAP VALUE PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.3% (Continued)	Shares	Value
Industrials - 16.2% (Continued)
Road & Rail - 0.7% (Continued)
YRC Worldwide, Inc. (a)	1,677	$17,978
		22,219
Trading Companies & Distributors - 0.6%
Aircastle Ltd.	900	19,224

Information Technology - 14.1%
Electronic Equipment, Instruments & Components - 0.5%
Insight Enterprises, Inc. (a)	100	4,690
Systemax, Inc.	300	9,906
		14,596
Internet Software & Services - 4.2%
Care.com, Inc. (a)	300	6,222
eGain Corporation (a)	800	10,240
Endurance International Group Holdings, Inc. (a)	200	1,790
QuinStreet, Inc. (a)	800	10,968
Travelzoo (a)	300	5,055
XO Group, Inc. (a)	3,159	102,541
		136,816
IT Services - 1.2%
MAXIMUS, Inc.	50	3,045
Sykes Enterprises, Inc. (a)	269	7,572
Syntel, Inc. (a)	900	28,350
		38,967
Semiconductors & Semiconductor Equipment - 5.2%
Amkor Technology, Inc. (a)	1,300	11,830
DSP Group, Inc. (a)	4,196	53,709
Photronics, Inc. (a)	3,600	31,320
SMART Global Holdings, Inc. (a)	100	4,453
Xcerra Corporation (a)	5,090	70,089
		171,401
Software - 2.6%
Agilysys, Inc. (a)	333	4,735
American Software, Inc. - Class A (a)	2,838	37,377
Progress Software Corporation	150	5,682
Rosetta Stone, Inc. (a)	180	2,920
SeaChange International, Inc. (a)	8,888	24,886

ALAMBIC SMALL CAP VALUE PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.3% (Continued)	Shares	Value
Information Technology - 14.1% (Continued)
Software - 2.6% (Continued)
VASCO Data Security International, Inc. (a)	500	$10,825
		86,425
Technology Hardware, Storage & Peripherals - 0.4%
Avid Technology, Inc. (a)	2,736	13,954

Materials - 8.8%
Chemicals - 6.1%
FutureFuel Corporation	100	1,347
OMNOVA Solutions, Inc. (a)	2,284	23,297
PolyOne Corporation	350	14,672
Stepan Company	200	14,540
Tredegar Corporation	3,825	91,226
Valhi, Inc.	8,439	54,263
		199,345
Construction Materials - 0.8%
United States Lime & Minerals, Inc.	344	27,176

Containers & Packaging - 0.1%
Owens-Illinois, Inc. (a)	200	3,720

Metals & Mining - 1.8%
Gold Resource Corporation	7,929	49,477
Warrior Met Coal, Inc.	300	8,151
		57,628
Real Estate - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
STORE Capital Corporation	100	2,680

Telecommunication Services - 2.2%
Diversified Telecommunication Services - 1.3%
Ooma, Inc. (a)	3,600	42,660

ALAMBIC SMALL CAP VALUE PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.3% (Continued)	Shares	Value
Telecommunication Services - 2.2% (Continued)
Wireless Telecommunication Services - 0.9%
Spok Holdings, Inc.	1,844	$28,398

Total Common Stocks (Cost $2,605,961)		$3,121,302

RIGHTS - 0.0% (b)	Shares	Value
Media General, Inc. - CVR (a)(c) (Cost $0)	100	$5

Total Investments at Value - 95.3% (Cost $2,605,961)		$3,121,307

Other Assets in Excess of Liabilities - 4.7%		152,349

Net Assets - 100.0%		$3,273,656

CVR - Contingent Value Right.

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Illiquid security. Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities was $5 as of May 31, 2018, representing 0.0% (b) of net assets (Note 1).

See accompanying notes to Schedules of Investments.

ALAMBIC SMALL CAP GROWTH PLUS FUND

SCHEDULE OF INVESTMENTS

May 31, 2018 (Unaudited)

COMMON STOCKS - 96.0%	Shares	Value
Consumer Discretionary - 15.1%
Auto Components - 2.0%
Stoneridge, Inc. (a)	300	$9,459
Tower International, Inc.	1,800	52,920
		62,379
Diversified Consumer Services - 1.9%
American Public Education, Inc. (a)	600	25,560
Bridgepoint Education, Inc. (a)	620	4,272
K12, Inc. (a)	800	12,912
Weight Watchers International, Inc. (a)	200	15,064
		57,808
Hotels, Restaurants & Leisure - 3.0%
BBX Capital Corporation	2,084	18,381
Century Casinos, Inc. (a)	234	1,986
International Speedway Corporation - Class A	300	12,510
Potbelly Corporation (a)	2,200	29,260
Town Sports International Holdings, Inc. (a)	2,600	29,640
		91,777
Household Durables - 1.3%
Flexsteel Industries, Inc.	322	12,001
LGI Homes, Inc. (a)	392	23,877
ZAGG, Inc. (a)	200	3,040
		38,918
Leisure Products - 2.1%
Nautilus, Inc. (a)	4,322	64,614

Media - 1.0%
Clear Channel Outdoor Holdings, Inc. - Class A	1,500	6,525
Gannett Company, Inc.	700	7,399
MSG Networks, Inc. - Class A (a)	400	7,720
New Media Investment Group, Inc.	500	8,350
		29,994
Specialty Retail - 1.3%
Aaron's, Inc.	350	13,923
Citi Trends, Inc.	400	12,004
Express, Inc. (a)	300	2,553
Kirkland's, Inc. (a)	600	7,698

ALAMBIC SMALL CAP GROWTH PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.0% (Continued)	Shares	Value
Consumer Discretionary - 15.1% (Continued)
Specialty Retail - 1.3% (Continued)
Pier 1 Imports, Inc.	1,900	$4,522
		40,700
Textiles, Apparel & Luxury Goods - 2.5%
Crocs, Inc. (a)	1,600	28,544
Movado Group, Inc.	300	14,730
Vera Bradley, Inc. (a)	2,700	31,455
		74,729
Consumer Staples - 3.1%
Food & Staples Retailing - 1.9%
Natural Grocers by Vitamin Cottage, Inc. (a)	2,700	27,756
Village Super Market, Inc. - Class A	1,100	31,944
		59,700
Food Products - 0.1%
Flowers Foods, Inc.	100	2,030

Household Products - 1.1%
Energizer Holdings, Inc.	250	15,185
Oil-Dri Corporation of America	466	18,132
		33,317
Energy - 3.0%
Energy Equipment & Services - 1.3%
Bristow Group, Inc.	400	4,732
FTS International, Inc. (a)	300	5,682
ION Geophysical Corporation (a)	347	8,502
Mammoth Energy Services, Inc. (a)	300	11,328
Profire Energy, Inc. (a)	2,294	10,736
		40,980
Oil, Gas & Consumable Fuels - 1.7%
Abraxas Petroleum Corporation (a)	1,100	2,970
Anadarko Petroleum Corporation	50	3,490
Evolution Petroleum Corporation	2,100	19,950
Overseas Shipholding Group, Inc. - Class A (a)	1,300	4,732
W&T Offshore, Inc. (a)	2,958	20,262
		51,404

ALAMBIC SMALL CAP GROWTH PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.0% (Continued)	Shares	Value
Financials - 0.7%
Capital Markets - 0.2%
Evercore, Inc. - Class A	70	$7,308

Insurance - 0.5%
Primerica, Inc.	140	13,769

Health Care - 24.0%
Biotechnology - 8.8%
Acorda Therapeutics, Inc. (a)	700	18,375
AMAG Pharmaceuticals, Inc. (a)	300	7,335
Amicus Therapeutics, Inc. (a)	1,300	21,970
Ardelyx, Inc. (a)	500	1,988
Calithera Biosciences, Inc. (a)	1,800	9,270
CTI BioPharma Corporation (a)	1,000	4,300
CytomX Therapeutics, Inc. (a)	100	2,567
Emergent BioSolutions, Inc. (a)	100	5,156
Enanta Pharmaceuticals, Inc. (a)	280	27,941
Exact Sciences Corporation (a)	250	14,885
Genomic Health, Inc. (a)	400	15,968
Halozyme Therapeutics, Inc. (a)	2,300	42,320
PDL BioPharma, Inc. (a)	14,500	38,715
Pfenex, Inc. (a)	2,100	10,815
REGENXBIO, Inc. (a)	150	8,130
Retrophin, Inc. (a)	100	2,801
Sorrento Therapeutics, Inc. (a)	112	879
Vanda Pharmaceuticals, Inc. (a)	700	12,320
Vericel Corporation (a)	400	5,380
Vertex Pharmaceuticals, Inc. (a)	120	18,480
		269,595
Health Care Equipment & Supplies - 5.3%
Accuray, Inc. (a)	10,375	45,650
AngioDynamics, Inc. (a)	1,600	33,648
Integer Holdings Corporation (a)	150	9,900
Meridian Bioscience, Inc.	100	1,480
Orthofix International N.V. (a)	100	5,465
Quidel Corporation (a)	400	25,080
RTI Surgical, Inc. (a)	6,000	27,300

ALAMBIC SMALL CAP GROWTH PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.0% (Continued)	Shares	Value
Health Care - 24.0% (Continued)
Health Care Equipment & Supplies - 5.3% (Continued)
Varex Imaging Corporation (a)	400	$14,784
		163,307
Health Care Providers & Services - 1.5%
Amedysis, Inc. (a)	250	19,087
American Renal Associates Holdings, Inc. (a)	800	11,552
Express Scripts Holding Company (a)	50	3,791
Magellan Health, Inc. (a)	110	10,059
		44,489
Health Care Technology - 2.1%
Cotiviti Holdings, Inc. (a)	500	17,055
HealthStream, Inc.	975	27,154
Quality Systems, Inc. (a)	1,200	21,120
		65,329
Life Sciences Tools & Services - 3.0%
Harvard Bioscience, Inc. (a)	1,100	4,840
Luminex Corporation	2,500	70,800
Medpace Holdings, Inc. (a)	382	16,105
		91,745
Pharmaceuticals - 3.3%
Depomed, Inc. (a)	100	622
Innoviva, Inc. (a)	1,000	14,790
Intersect ENT, Inc. (a)	500	21,325
Lannett Company, Inc. (a)	400	6,620
Nektar Therapeutics (a)	450	36,121
Supernus Pharmaceuticals, Inc. (a)	350	19,723
		99,201
Industrials - 17.9%
Aerospace & Defense - 2.5%
Esterline Technologies Corporation (a)	240	17,508
Moog, Inc. - Class A	710	57,886
		75,394
Building Products - 2.0%
Armstrong Flooring, Inc. (a)	1,218	15,956
Builders FirstSource, Inc. (a)	200	3,916
Continental Building Products, Inc. (a)	229	6,927
NCI Building Systems, Inc. (a)	1,239	23,727

ALAMBIC SMALL CAP GROWTH PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.0% (Continued)	Shares	Value
Industrials - 17.9% (Continued)
Building Products - 2.0% (Continued)
Universal Forest Products, Inc.	300	$11,034
		61,560
Commercial Services & Supplies - 1.8%
Brady Corporation - Class A	150	5,850
Ennis, Inc.	500	9,125
Herman Miller, Inc.	600	19,650
Kimball International, Inc. - Class B	1,051	17,079
Quad/Graphics, Inc.	100	1,977
		53,681
Construction & Engineering - 1.2%
Aegion Corporation (a)	527	13,544
Ameresco, Inc. - Class A (a)	121	1,446
Orion Group Holdings, Inc. (a)	2,700	20,952
		35,942
Electrical Equipment - 1.9%
Allied Motion Technologies, Inc.	550	26,598
Atkore International Group, Inc. (a)	400	8,640
Encore Wire Corporation	50	2,420
Preformed Line Products Company	225	17,336
Vicor Corporation (a)	100	4,385
		59,379
Industrial Conglomerates - 0.7%
Raven Industries, Inc.	600	22,680

Machinery - 3.3%
AGCO Corporation	50	3,180
Allison Transmission Holdings, Inc.	650	26,851
Commercial Vehicle Group, Inc. (a)	2,801	22,212
Global Brass & Copper Holdings, Inc.	200	6,280
Harsco Corporation (a)	300	7,350
Hurco Companies, Inc.	550	26,373
Meritor, Inc. (a)	400	8,300
		100,546
Professional Services - 3.7%
Acacia Research Corporation (a)	17,958	69,138

ALAMBIC SMALL CAP GROWTH PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.0% (Continued)	Shares	Value
Industrials - 17.9% (Continued)
Professional Services - 3.7% (Continued)
Heidrick & Struggles International, Inc.	627	$23,701
Korn/Ferry International	350	19,138
		111,977
Road & Rail - 0.6%
Covenant Transportation Group, Inc. - Class A (a)	100	3,008
P.A.M. Transportation Services, Inc. (a)	50	2,030
YRC Worldwide, Inc. (a)	1,212	12,992
		18,030
Trading Companies & Distributors - 0.2%
H&E Equipment Services, Inc.	219	7,571

Information Technology - 24.0%
Communications Equipment - 0.5%
Bel Fuse, Inc. - Class B	700	13,510
Digi International, Inc. (a)	200	2,340
		15,850
Electronic Equipment, Instruments & Components - 1.2%
Electro Scientific Industries, Inc. (a)	300	5,886
Insight Enterprises, Inc. (a)	350	16,415
Systemax, Inc.	100	3,302
Vishay Precision Group, Inc. (a)	300	11,265
		36,868
Internet Software & Services - 7.0%
Care.com, Inc. (a)	1,550	32,147
eGain Corporation (a)	3,184	40,755
Endurance International Group Holdings, Inc. (a)	2,000	17,900
Limelight Networks, Inc. (a)	1,700	8,330
QuinStreet, Inc. (a)	1,000	13,710
Travelzoo (a)	1,000	16,850
XO Group, Inc. (a)	2,620	85,045
		214,737
IT Services - 2.3%
MAXIMUS, Inc.	100	6,090
Presidio, Inc. (a)	1,500	20,070
Sykes Enterprises, Inc. (a)	1,500	42,225
		68,385

ALAMBIC SMALL CAP GROWTH PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.0% (Continued)	Shares	Value
Information Technology - 24.0% (Continued)
Semiconductors & Semiconductor Equipment - 6.8%
Amkor Technology, Inc. (a)	1,600	$14,560
Axcelis Technologies, Inc. (a)	100	2,125
Cohu, Inc.	200	4,804
DSP Group, Inc. (a)	4,486	57,421
Photronics, Inc. (a)	2,838	24,690
SMART Global Holdings, Inc. (a)	300	13,359
Xcerra Corporation (a)	6,588	90,717
		207,676
Software - 5.2%
Agilysys, Inc. (a)	1,567	22,283
American Software, Inc. - Class A (a)	2,170	28,579
Progress Software Corporation	600	22,728
QAD, Inc. - Class A	300	15,555
Rosetta Stone, Inc. (a)	720	11,678
SeaChange International, Inc. (a)	7,712	21,594
VASCO Data Security International, Inc. (a)	900	19,485
Zynga, Inc. - Class A (a)	3,600	15,840
		157,742
Technology Hardware, Storage & Peripherals - 1.0%
Avid Technology, Inc. (a)	3,200	16,320
Stratasys Ltd. (a)	800	14,880
		31,200
Materials - 7.2%
Chemicals - 4.7%
Ferro Corporation (a)	100	2,046
Kronos Worldwide, Inc.	600	14,844
OMNOVA Solutions, Inc. (a)	1,401	14,290
PolyOne Corporation	200	8,384
Tredegar Corporation	2,700	64,395
Valhi, Inc.	6,403	41,172
		145,131
Construction Materials - 0.3%
United States Lime & Minerals, Inc.	120	9,480

ALAMBIC SMALL CAP GROWTH PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.0% (Continued)	Shares	Value
Materials - 7.2% (Continued)
Containers & Packaging - 0.2%
Myers Industries, Inc.	400	$7,840

Metals & Mining - 1.6%
Gold Resource Corporation	6,787	42,351
Warrior Met Coal, Inc.	200	5,434
		47,785
Paper & Forest Products - 0.4%
Louisiana-Pacific Corporation	400	11,672

Telecommunication Services - 1.0%
Diversified Telecommunication Services - 0.6%
Ooma, Inc. (a)	1,485	17,597

Wireless Telecommunication Services - 0.4%
Spok Holdings, Inc.	802	12,351

Total Investments at Value - 96.0% (Cost $2,406,540)		$2,934,167

Other Assets in Excess of Liabilities - 4.0%		122,615

Net Assets - 100.0%		$3,056,782

(a)	Non-income producing security.

See accompanying notes to Schedules of Investments.

ALAMBIC MID CAP VALUE PLUS FUND

SCHEDULE OF INVESTMENTS

May 31, 2018 (Unaudited)

COMMON STOCKS - 93.0%	Shares	Value
Consumer Discretionary - 11.2%
Auto Components - 0.4%
BorgWarner, Inc.	80	$3,902

Automobiles - 0.6%
General Motors Company	60	2,562
Thor Industries, Inc.	50	4,630
		7,192
Hotels, Restaurants & Leisure - 0.6%
Norwegian Cruise Line Holdings Ltd. (a)	60	3,140
Scientific Games Corporation (a)	40	2,372
Yum! Brands, Inc.	20	1,627
		7,139
Household Durables - 1.3%
NVR, Inc. (a)	3	8,972
PulteGroup, Inc.	50	1,512
Whirlpool Corporation	30	4,343
		14,827
Leisure Products - 0.9%
Brunswick Corporation	100	6,360
Polaris Industries, Inc.	30	3,357
		9,717
Media - 4.1%
News Corporation - Class A	1,850	27,806
Viacom, Inc. - Class B	700	18,970
		46,776
Multi-Line Retail - 1.9%
Kohl's Corporation	200	13,350
Macy's, Inc.	150	5,236
Nordstrom, Inc.	60	2,942
		21,528
Textiles, Apparel & Luxury Goods - 1.4%
Columbia Sportswear Company	20	1,742
Ralph Lauren Corporation	100	13,458
		15,200

ALAMBIC MID CAP VALUE PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.0% (Continued)	Shares	Value
Consumer Staples - 5.5%
Beverages - 0.3%
Dr Pepper Snapple Group, Inc.	30	$3,579

Food Products - 5.0%
Archer-Daniels-Midland Company	360	15,739
Conagra Brands, Inc.	250	9,265
Flowers Foods, Inc.	350	7,105
J.M. Smucker Company (The)	80	8,600
Seaboard Corporation	4	16,300
		57,009
Personal Products - 0.2%
Herbalife Nutrition Ltd. (a)	40	2,031

Energy - 12.1%
Oil, Gas & Consumable Fuels - 12.1%
Anadarko Petroleum Corporation	265	18,497
ConocoPhillips	240	16,174
Devon Energy Corporation	100	4,157
Hess Corporation	41	2,477
HollyFrontier Corporation	300	23,154
Marathon Oil Corporation	500	10,715
Marathon Petroleum Corporation	260	20,548
Murphy Oil Corporation	550	16,912
Newfield Exploration Company (a)	150	4,386
Noble Energy, Inc.	100	3,570
PBF Energy, Inc. - Class A	100	4,718
Valero Energy Corporation	100	12,120
		137,428
Financials - 10.5%
Banks - 4.9%
Bank of the Ozarks, Inc.	60	2,852
Citizens Financial Group, Inc.	90	3,677
Comerica, Inc.	60	5,657
East West Bancorp, Inc.	140	9,727
Fifth Third Bancorp	100	3,058
Huntington Bancshares, Inc.	200	2,974
KeyCorp	300	5,832

ALAMBIC MID CAP VALUE PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.0% (Continued)	Shares	Value
Financials - 10.5% (Continued)
Banks - 4.9% (Continued)
M&T Bank Corporation	10	$1,721
PacWest Bancorp	40	2,122
Regions Financial Corporation	100	1,824
Signature Bank (a)	10	1,275
Sterling Bancorp	50	1,228
SunTrust Banks, Inc.	100	6,751
SVB Financial Group (a)	20	6,243
Western Alliance Bancorp (a)	20	1,205
		56,146
Capital Markets - 2.2%
Affiliated Managers Group, Inc.	10	1,593
Ameriprise Financial, Inc.	20	2,773
E*TRADE Financial Corporation (a)	40	2,534
Eaton Vance Corporation	80	4,304
Invesco Ltd.	150	4,098
MSCI, Inc.	10	1,626
Northern Trust Corporation	60	6,151
Raymond James Financial, Inc.	20	1,931
		25,010
Consumer Finance - 1.4%
Ally Financial, Inc.	250	6,413
Discover Financial Services	20	1,477
SLM Corporation (a)	200	2,286
Synchrony Financial	150	5,194
		15,370
Insurance - 2.0%
Aflac, Inc.	40	1,802
Assurant, Inc.	40	3,734
Berkley (W.R.) Corporation	40	3,059
Brighthouse Financial, Inc. (a)	80	3,769
Hartford Financial Services Group, Inc. (The)	20	1,047
Markel Corporation (a)	1	1,097
Old Republic International Corporation	50	1,049
Principal Financial Group, Inc.	20	1,116
Progressive Corporation (The)	40	2,483
Reinsurance Group of America, Inc.	10	1,494

ALAMBIC MID CAP VALUE PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.0% (Continued)	Shares	Value
Financials - 10.5% (Continued)
Insurance - 2.0% (Continued)
Torchmark Corporation	20	$1,697
		22,347
Health Care - 12.0%
Biotechnology - 1.2%
Exelixis, Inc. (a)	150	3,110
Regeneron Pharmaceuticals, Inc. (a)	5	1,502
United Therapeutics Corporation (a)	80	8,526
		13,138
Health Care Equipment & Supplies - 3.3%
Hill-Rom Holdings, Inc.	260	23,920
Hologic, Inc. (a)	60	2,274
Varian Medical Systems, Inc. (a)	90	10,608
Zimmer Biomet Holdings, Inc.	10	1,115
		37,917
Health Care Providers & Services - 3.4%
Express Scripts Holding Company (a)	240	18,195
McKesson Corporation	80	11,355
Molina Healthcare, Inc. (a)	100	8,493
		38,043
Life Sciences Tools & Services - 3.0%
Agilent Technologies, Inc.	220	13,622
Bio-Rad Laboratories, Inc. - Class A (a)	5	1,436
Bruker Corporation	310	9,384
Charles River Laboratories International, Inc. (a)	70	7,526
PerkinElmer, Inc.	25	1,858
		33,826
Pharmaceuticals - 1.1%
Merck & Company, Inc.	80	4,762
Mylan N.V. (a)	40	1,538
Nektar Therapeutics (a)	60	4,816
Pfizer, Inc.	50	1,797
		12,913
Industrials - 15.3%
Aerospace & Defense - 4.6%
Arconic, Inc.	900	15,885
Curtiss-Wright Corporation	20	2,545

ALAMBIC MID CAP VALUE PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.0% (Continued)	Shares	Value
Industrials - 15.3% (Continued)
Aerospace & Defense - 4.6% (Continued)
L3 Technologies, Inc.	25	$4,958
Moog, Inc. - Class A	120	9,784
Textron, Inc.	290	19,308
		52,480
Air Freight & Logistics - 0.8%
XPO Logistics, Inc. (a)	80	8,420

Airlines - 0.9%
JetBlue Airways Corporation (a)	457	8,632
United Continental Holdings, Inc. (a)	20	1,392
		10,024
Building Products - 0.2%
Owens Corning	30	1,897

Construction & Engineering - 0.9%
EMCOR Group, Inc.	140	10,630

Industrial Conglomerates - 0.9%
Carlisle Companies, Inc.	90	9,665

Machinery - 5.0%
AGCO Corporation	140	8,904
Allison Transmission Holdings, Inc.	480	19,829
Cummins, Inc.	46	6,550
Oshkosh Corporation	160	11,640
PACCAR, Inc.	160	9,957
		56,880
Professional Services - 1.3%
ManpowerGroup, Inc.	80	7,200
Robert Half International, Inc.	120	7,642
		14,842
Trading Companies & Distributors - 0.7%
United Rentals, Inc. (a)	50	7,978

ALAMBIC MID CAP VALUE PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.0% (Continued)	Shares	Value
Information Technology - 11.2%
Communications Equipment - 0.7%
ARRIS International plc (a)	300	$7,584

Electronic Equipment, Instruments & Components - 2.8%
Avnet, Inc.	420	16,010
Jabil, Inc.	550	15,554
		31,564
Internet Software & Services - 0.1%
eBay, Inc. (a)	40	1,509

IT Services - 2.2%
Leidos Holdings, Inc.	120	7,207
MAXIMUS, Inc.	130	7,917
Total System Services, Inc.	40	3,408
Western Union Company (The)	300	5,967
		24,499
Semiconductors & Semiconductor Equipment - 0.2%
ON Semiconductor Corporation (a)	100	2,513

Software - 4.1%
CA, Inc.	470	16,798
Cadence Design Systems, Inc. (a)	200	8,490
Citrix Systems, Inc. (a)	20	2,112
Symantec Corporation	800	16,624
Synopsys, Inc. (a)	30	2,642
		46,666
Technology Hardware, Storage & Peripherals - 1.1%
Hewlett Packard Enterprise Company	300	4,572
Western Digital Corporation	75	6,263
Xerox Corporation	50	1,359
		12,194
Materials - 7.2%
Chemicals - 4.2%
Cabot Corporation	180	10,845
Chemours Company (The)	160	7,838
Eastman Chemical Company	70	7,302

ALAMBIC MID CAP VALUE PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.0% (Continued)	Shares	Value
Materials - 7.2% (Continued)
Chemicals - 4.2% (Continued)
Huntsman Corporation	690	$22,059
		48,044
Containers & Packaging - 0.9%
Owens-Illinois, Inc. (a)	450	8,370
WestRock Company	20	1,178
		9,548
Metals & Mining - 1.6%
Freeport-McMoRan, Inc.	100	1,690
Nucor Corporation	20	1,284
Reliance Steel & Aluminum Company	40	3,743
Steel Dynamics, Inc.	240	11,863
		18,580
Paper & Forest Products - 0.5%
Louisiana-Pacific Corporation	200	5,836

Real Estate - 6.8%
Equity Real Estate Investment Trusts (REITs) - 6.8%
Alexandria Real Estate Equities, Inc.	10	1,249
Boston Properties, Inc.	20	2,435
Brixmor Property Group, Inc.	100	1,588
CyrusOne, Inc.	40	2,215
DCT Industrial Trust, Inc.	120	7,816
Extra Space Storage, Inc.	20	1,925
Gaming and Leisure Properties, Inc.	300	10,530
Host Hotels & Resorts, Inc.	250	5,408
Iron Mountain, Inc.	50	1,665
Macerich Company (The)	120	6,676
Medical Properties Trust, Inc.	300	4,071
Omega Healthcare Investors, Inc.	50	1,532
Park Hotels & Resorts, Inc.	150	4,833
Prologis, Inc.	80	5,148
Rayonier, Inc.	150	5,830
Realty Income Corporation	60	3,198
Ventas, Inc.	20	1,093
VICI Properties, Inc.	100	1,937

ALAMBIC MID CAP VALUE PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.0% (Continued)	Shares	Value
Real Estate - 6.8% (Continued)
Equity Real Estate Investment Trusts (REITs) - 6.8% (Continued)
Weyerhaeuser Company	220	$8,213
		77,362
Telecommunication Services - 0.3%
Wireless Telecommunication Services - 0.3%
United States Cellular Corporation (a)	100	3,592

Utilities - 0.9%
Electric Utilities - 0.4%
Eversource Energy	60	3,425
PPL Corporation	50	1,366
		4,791
Multi-Utilities - 0.5%
CMS Energy Corporation	60	2,768
Public Service Enterprise Group, Inc.	40	2,119
		4,887

Total Common Stocks (Cost $921,466)		$1,053,023

RIGHTS - 0.0% (b)	Shares	Value
Media General, Inc. - CVR (a)(c) (Cost $0)	120	$6

Total Investments at Value - 93.0% (Cost $921,466)		$1,053,029

Other Assets in Excess of Liabilities - 7.0%		79,758

Net Assets - 100.0%		$1,132,787

CVR - Contingent Value Right.

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Illiquid security. Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities was $6 as of May 31, 2018, representing 0.0% (b) of net assets (Note 1).

See accompanying notes to Schedules of Investments.

ALAMBIC MID CAP GROWTH PLUS FUND

SCHEDULE OF INVESTMENTS

May 31, 2018 (Unaudited)

COMMON STOCKS - 95.9%	Shares	Value
Consumer Discretionary - 14.4%
Auto Components - 1.3%
BorgWarner, Inc.	60	$2,927
Gentex Corporation	500	12,015
		14,942
Hotels, Restaurants & Leisure - 2.1%
Darden Restaurants, Inc.	20	1,748
Norwegian Cruise Line Holdings Ltd. (a)	80	4,187
Scientific Games Corporation (a)	140	8,302
Yum! Brands, Inc.	120	9,760
		23,997
Household Durables - 0.8%
NVR, Inc. (a)	2	5,981
Whirlpool Corporation	20	2,895
		8,876
Leisure Products - 1.0%
Brunswick Corporation	80	5,088
Polaris Industries, Inc.	50	5,595
		10,683
Media - 4.1%
CBS Corporation - Class B	120	6,045
News Corporation - Class A	1,636	24,589
Viacom, Inc. - Class B	550	14,905
		45,539
Multi-Line Retail - 2.2%
Kohl's Corporation	180	12,015
Macy's, Inc.	100	3,491
Nordstrom, Inc.	180	8,825
		24,331
Specialty Retail - 1.3%
Aaron's, Inc.	40	1,591
American Eagle Outfitters, Inc.	250	5,550
Best Buy Company, Inc.	40	2,730
Ross Stores, Inc.	60	4,733
		14,604
Textiles, Apparel & Luxury Goods - 1.6%
Columbia Sportswear Company	120	10,453

ALAMBIC MID CAP GROWTH PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.9% (Continued)	Shares	Value
Consumer Discretionary - 14.4% (Continued)
Textiles, Apparel & Luxury Goods - 1.6% (Continued)
Ralph Lauren Corporation	60	$8,075
		18,528
Consumer Staples - 4.8%
Beverages - 0.2%
Dr Pepper Snapple Group, Inc.	20	2,386

Food Products - 4.2%
Archer-Daniels-Midland Company	200	8,744
Flowers Foods, Inc.	200	4,060
Ingredion, Inc.	20	2,228
J.M. Smucker Company (The)	110	11,825
Seaboard Corporation	5	20,375
		47,232
Personal Products - 0.4%
Herbalife Nutrition Ltd. (a)	80	4,061

Energy - 5.7%
Oil, Gas & Consumable Fuels - 5.7%
Anadarko Petroleum Corporation	242	16,891
Devon Energy Corporation	100	4,157
HollyFrontier Corporation	250	19,295
Murphy Oil Corporation	400	12,300
Newfield Exploration Company (a)	250	7,310
Noble Energy, Inc.	100	3,570
		63,523
Financials - 1.6%
Capital Markets - 1.2%
Ameriprise Financial, Inc.	40	5,545
Cboe Global Markets, Inc.	20	1,951
Eaton Vance Corporation	30	1,614
Moody's Corporation	25	4,265
		13,375
Insurance - 0.4%
Progressive Corporation (The)	80	4,967

ALAMBIC MID CAP GROWTH PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.9% (Continued)	Shares	Value
Health Care - 16.2%
Biotechnology - 2.1%
BioMarin Pharmaceutical, Inc. (a)	40	$3,614
Exelixis, Inc. (a)	200	4,146
Regeneron Pharmaceuticals, Inc. (a)	5	1,502
United Therapeutics Corporation (a)	130	13,855
		23,117
Health Care Equipment & Supplies - 4.5%
Globus Medical, Inc. - Class A (a)	60	3,333
Hill-Rom Holdings, Inc.	220	20,240
Hologic, Inc. (a)	320	12,125
Masimo Corporation (a)	40	3,962
Varian Medical Systems, Inc. (a)	90	10,608
		50,268
Health Care Providers & Services - 3.3%
Express Scripts Holding Company (a)	160	12,129
McKesson Corporation	100	14,194
Molina Healthcare, Inc. (a)	100	8,493
WellCare Health Plans, Inc. (a)	10	2,217
		37,033
Health Care Technology - 0.4%
Cotiviti Holdings, Inc. (a)	150	5,116

Life Sciences Tools & Services - 4.8%
Agilent Technologies, Inc.	240	14,861
Bio-Rad Laboratories, Inc. - Class A (a)	10	2,871
Bruker Corporation	390	11,805
Charles River Laboratories International, Inc. (a)	155	16,666
PerkinElmer, Inc.	100	7,433
		53,636
Pharmaceuticals - 1.1%
Mylan N.V. (a)	20	769
Nektar Therapeutics (a)	150	12,041
		12,810
Industrials - 18.2%
Aerospace & Defense - 5.4%
Arconic, Inc.	900	15,885
Curtiss-Wright Corporation	60	7,635

ALAMBIC MID CAP GROWTH PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.9% (Continued)	Shares	Value
Industrials - 18.2% (Continued)
Aerospace & Defense - 5.4% (Continued)
Harris Corporation	20	$3,009
L3 Technologies, Inc.	10	1,983
Moog, Inc. - Class A	180	14,676
Textron, Inc.	260	17,311
		60,499
Air Freight & Logistics - 0.4%
XPO Logistics, Inc. (a)	40	4,210

Airlines - 0.5%
JetBlue Airways Corporation (a)	300	5,667

Construction & Engineering - 1.2%
EMCOR Group, Inc.	180	13,667

Electrical Equipment - 0.9%
Rockwell Automation, Inc.	60	10,525

Industrial Conglomerates - 1.0%
Carlisle Companies, Inc.	110	11,813

Machinery - 4.9%
AGCO Corporation	40	2,544
Allison Transmission Holdings, Inc.	600	24,786
Crane Company	20	1,662
Cummins, Inc.	10	1,424
ITT, Inc.	60	3,097
Oshkosh Corporation	140	10,185
PACCAR, Inc.	180	11,202
		54,900
Professional Services - 1.5%
Robert Half International, Inc.	180	11,462
TransUnion	80	5,488
		16,950
Road & Rail - 0.3%
Schneider National, Inc. - Class B	100	2,948

ALAMBIC MID CAP GROWTH PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.9% (Continued)	Shares	Value
Industrials - 18.2% (Continued)
Trading Companies & Distributors - 2.1%
United Rentals, Inc. (a)	90	$14,361
W.W. Grainger, Inc.	30	9,270
		23,631
Information Technology - 28.4%
Communications Equipment - 2.0%
ARRIS International plc (a)	350	8,848
F5 Networks, Inc. (a)	80	13,849
		22,697
Electronic Equipment, Instruments & Components - 4.1%
Avnet, Inc.	120	4,575
CDW Corporation	20	1,601
Dolby Laboratories, Inc. - Class A	180	11,304
Jabil, Inc.	550	15,554
Zebra Technologies Corporation - Class A (a)	85	13,048
		46,082
Internet Software & Services - 0.5%
GoDaddy, Inc. - Class A (a)	30	2,148
LogMeIn, Inc.	30	3,237
		5,385
IT Services - 5.6%
Alliance Data Systems Corporation	15	3,162
Booz Allen Hamilton Holding Corporation	300	13,527
Fiserv, Inc. (a)	60	4,356
Jack Henry & Associates, Inc.	20	2,501
Leidos Holdings, Inc.	140	8,408
MAXIMUS, Inc.	272	16,565
Sabre Corporation	300	7,353
Teradata Corporation (a)	100	3,987
Total System Services, Inc.	20	1,704
Western Union Company (The)	50	995
		62,558
Semiconductors & Semiconductor Equipment - 5.5%
Cypress Semiconductor Corporation	500	8,230
KLA-Tencor Corporation	20	2,265
Lam Research Corporation	45	8,918
Maxim Integrated Products, Inc.	100	5,865

ALAMBIC MID CAP GROWTH PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.9% (Continued)	Shares	Value
Information Technology - 28.4% (Continued)
Semiconductors & Semiconductor Equipment - 5.5% (Continued)
Mellanox Technologies Ltd. (a)	40	$3,416
ON Semiconductor Corporation (a)	700	17,591
Skyworks Solutions, Inc.	15	1,479
Teradyne, Inc.	360	13,647
		61,411
Software - 7.9%
CA, Inc.	500	17,870
Cadence Design Systems, Inc. (a)	500	21,225
Citrix Systems, Inc. (a)	125	13,202
Fair Isaac Corporation (a)	50	9,202
Red Hat, Inc. (a)	10	1,624
SS&C Technologies Holdings, Inc.	160	8,146
Synopsys, Inc. (a)	140	12,330
Zynga, Inc. - Class A (a)	1,100	4,840
		88,439
Technology Hardware, Storage & Peripherals - 2.8%
Hewlett Packard Enterprise Company	550	8,382
HP, Inc.	550	12,116
NetApp, Inc.	140	9,565
Western Digital Corporation	20	1,670
		31,733
Materials - 6.6%
Chemicals - 3.8%
Cabot Corporation	180	10,845
Chemours Company (The)	240	11,758
Eastman Chemical Company	30	3,129
Huntsman Corporation	540	17,264
		42,996
Containers & Packaging - 1.1%
Packaging Corporation of America	30	3,525
WestRock Company	140	8,243
		11,768
Metals & Mining - 1.2%
Freeport-McMoRan, Inc.	300	5,070
Nucor Corporation	20	1,284

ALAMBIC MID CAP GROWTH PLUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.9% (Continued)	Shares	Value
Materials - 6.6% (Continued)
Metals & Mining - 1.2% (Continued)
Steel Dynamics, Inc.	149	$7,365
		13,719
Paper & Forest Products - 0.5%
Louisiana-Pacific Corporation	200	5,836

Total Investments at Value - 95.9% (Cost $942,665)		$1,076,458

Other Assets in Excess of Liabilities - 4.1%		45,667

Net Assets - 100.0%		$1,122,125

(a)	Non-income producing security.

See accompanying notes to Schedules of Investments.

ALAMBIC FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

May 31, 2018 (Unaudited)

1.	Securities Valuation

Alambic Small Cap Value Plus Fund, Alambic Small Cap Growth Plus Fund, Alambic Mid Cap Value Plus Fund and Alambic Mid Cap Growth Plus Fund (individually, a “Fund” and collectively, the “Funds”) value their respective portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities, including common stocks, on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. The Funds value securities traded in the over-the-counter market at the last sale price, if available, otherwise at the most recently quoted mean price. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value pursuant to procedures established by and under the direction of the Board of Trustees of Ultimus Managers Trust (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

ALAMBIC FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2018:

Alambic Small Cap Value Plus Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$3,121,302	$-	$-	$3,121,302
Rights	-	-	5	5
Total	$3,121,302	$-	$5	$3,121,307

Alambic Small Cap Growth Plus Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$2,934,167	$-	$-	$2,934,167

Alambic Mid Cap Value Plus Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$1,053,023	$-	$-	$1,053,023
Rights	-	-	6	6
Total	$1,053,023	$-	$6	$1,053,029

Alambic Mid Cap Growth Plus Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$1,076,458	$-	$-	$1,076,458

Refer to each Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of May 31, 2018, the Funds did not have any transfers between Levels. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period. There were no Level 3 securities held by Alambic Small Cap Growth Plus Fund and Alambic Mid Cap Growth Plus Fund as of May 31, 2018.

The following is a reconciliation of Level 3 securities of Alambic Small Cap Value Plus Fund and Alambic Mid Cap Value Plus Fund for which significant unobservable inputs were used to determine fair value between August 31, 2017 and May 31, 2018.

	Alambic Small Cap Value Plus Fund		Alambic Mid Cap Value Plus Fund

Balance as of August 31, 2017	$0	*	$0	*
Unrealized appreciation	5		6
Balance as of May 31, 2018	$5		$6

*	Alambic Small Cap Value Plus Fund and Alambic Mid Cap Plus Fund each held Rights which were fair valued at $0 as of August 31, 2017.

ALAMBIC FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following table summarizes the valuation techniques used and observable inputs developed by the Board to determine the fair value of the Level 3 investments:

Alambic Small Cap Value Plus Fund
	Fair Value at 05/31/2018	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase to Input**
Rights	$5	Discount on Future Cash Flows	Estimate of Future Cash Flows	50%	Increase

Alambic Mid Cap Value Plus Fund
	Fair Value at 05/31/2018	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase to Input**
Rights	$6	Discount on Future Cash Flows	Estimate of Future Cash Flows	50%	Increase

**	This column represents the directional change in fair value of the Level 3 investments that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

ALAMBIC FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of May 31, 2018:

	Alambic Small Cap Value Plus Fund	Alambic Small Cap Growth Plus Fund
Tax cost of portfolio investments	$2,606,741	$2,406,806
Gross unrealized appreciation	$532,792	$555,713
Gross unrealized depreciation	(18,226)	(28,352)
Net unrealized appreciation	$514,566	$527,361

	Alambic Mid Cap Value Plus Fund	Alambic Mid Cap Growth Plus Fund
Tax cost of portfolio investments	$921,486	$942,690
Gross unrealized appreciation	$140,796	$141,453
Gross unrealized depreciation	(9,253)	(7,685)
Net unrealized appreciation	$131,543	$133,768

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected. As May 31, 2018, Alambic Mid Cap Growth Plus Fund had 28.4% of the value of its net assets invested in stocks within the Information Technology sector.

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS
May 31, 2018 (Unaudited)

COMMON STOCKS - 95.5%	Shares	Value
Consumer Discretionary - 9.5%
Hotels, Restaurants & Leisure - 1.5%
InterContinental Hotels Group plc - ADR	15,070	$972,166

Household Durables - 1.7%
Leggett & Platt, Inc.	25,100	1,036,630

Leisure Products - 1.5%
Hasbro, Inc.	10,850	941,237

Media - 2.4%
Publicis Groupe S.A. (a)	21,150	1,476,184

Textiles, Apparel & Luxury Goods - 2.4%
LVMH Moet Hennessy Louis Vuitton SE (a)	4,380	1,525,102

Consumer Staples - 11.7%
Beverages - 2.2%
Diageo plc - ADR	9,347	1,369,523

Food Products - 6.4%
Danone S.A. (a)	20,830	1,595,087
Nestlé S.A. - ADR	14,815	1,121,051
Unilever plc - ADR	24,340	1,345,515
		4,061,653
Household Products - 3.1%
Clorox Company (The)	8,200	990,806
Procter & Gamble Company (The)	13,000	951,210
		1,942,016
Energy - 12.9%
Oil, Gas & Consumable Fuels - 12.9%
BP plc - ADR	52,100	2,387,222
Enterprise Products Partners, L.P.	53,650	1,550,485
ONEOK, Inc.	27,960	1,905,754
Royal Dutch Shell plc - Class B - ADR	31,440	2,274,055
		8,117,516

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.5% (Continued)	Shares	Value
Financials - 14.8%
Banks - 10.3%
BB&T Corporation	38,800	$2,037,000
ING Groep N.V. - ADR	83,000	1,214,290
PNC Financial Services Group, Inc. (The)	11,400	1,634,874
SunTrust Banks, Inc.	23,100	1,559,481
		6,445,645
Insurance - 4.5%
Allianz SE (a)	7,240	1,491,665
Swiss Re AG (a)	15,400	1,324,353
		2,816,018
Health Care - 11.4%
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	21,965	1,351,506

Pharmaceuticals - 9.2%
Bayer AG (a)	13,265	1,583,219
Johnson & Johnson	14,625	1,749,443
Novartis AG - ADR	20,820	1,551,506
Sanofi - ADR	23,265	890,352
		5,774,520
Industrials - 9.1%
Aerospace & Defense - 3.0%
United Technologies Corporation	15,150	1,891,023

Air Freight & Logistics - 2.4%
Deutsche Post AG (a)	39,900	1,513,275

Electrical Equipment - 1.8%
Eaton Corporation plc	14,739	1,128,713

Transportation Infrastructure - 1.9%
Atlantia SpA (a)	39,700	1,150,890

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.5% (Continued)	Shares	Value
Information Technology - 12.9%
Communications Equipment - 3.6%
Cisco Systems, Inc.	52,200	$2,229,462

Electronic Equipment, Instruments & Components - 2.0%
Corning, Inc.	46,000	1,249,820

Semiconductors & Semiconductor Equipment - 2.7%
Texas Instruments, Inc.	15,355	1,718,378

Software - 4.6%
Microsoft Corporation	29,205	2,886,622

Materials - 5.4%
Chemicals - 2.4%
DowDuPont, Inc.	23,540	1,509,149

Containers & Packaging - 3.0%
International Paper Company	35,000	1,872,500

Real Estate - 5.2%
Equity Real Estate Investment Trusts (REITs) - 5.2%
CoreSite Realty Corporation	15,450	1,640,172
Crown Castle International Corporation	15,740	1,639,321
		3,279,493
Telecommunication Services - 2.6%
Wireless Telecommunication Services - 2.6%
Vodafone Group plc - ADR	62,290	1,615,180

Total Common Stocks (Cost $53,185,911)		$59,874,221

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.2%	Shares	Value
First American Government Obligations Fund - Class Z, 1.60% (b) (Cost $2,662,950)	2,662,950	$2,662,950
Total Investments at Value - 99.7% (Cost $55,848,861)		$62,537,171
Other Assets in Excess of Liabilities - 0.3%		160,381
Net Assets - 100.0%		$62,697,552

ADR - American Depositary Receipt.

(a)	Level 2 security (Note 1).
(b)	The rate shown is the 7-day effective yield as of May 31, 2018.

See accompanying notes to Schedules of Investments.

BLUE CURRENT GLOBAL DIVIDEND FUND
SUMMARY OF COMMON STOCKS BY COUNTRY
May 31, 2018 (Unaudited)

Country	Value	% of Net Assets
United States	$32,344,873	51.6%
United Kingdom	9,963,661	15.9%
France	5,486,725	8.8%
Germany	4,588,159	7.3%
Switzerland	3,996,910	6.4%
Netherlands	1,214,290	1.9%
Italy	1,150,890	1.8%
Ireland	1,128,713	1.8%
Total	$59,874,221	95.5%

See accompanying notes to Schedules of Investments.

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
May 31, 2018 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Net Unrealized Depreciation

BNY Mellon	6/29/2018	EUR	3,200,000	USD	3,174,240	$(35,072)

EUR - Euro

USD - U.S. Dollar

The average net monthly notional value of forward foreign currency contracts for the nine months ended May 31, 2018 was $8,060,481.

See accompanying notes to Schedules of Investments.

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO SCHEDULES OF INVESTMENTS

May 31, 2018 (Unaudited)

1. Securities Valuation

Blue Current Global Dividend Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. The Fund generally values its listed securities based on the security’s last sales price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”) of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities. Securities traded on foreign exchanges are typically fair valued by an independent pricing service and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing quotation service.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The Fund’s foreign equity securities actively traded in foreign markets may be classified as Level 2 despite the availability of closing prices because such securities are typically fair valued by an independent pricing service. The Board has authorized the Fund to retain an independent pricing service to determine the fair value of its foreign securities because the value of such securities may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report or merger announcement); or U.S. markets-specific (such as a significant movement in the U.S. market that is deemed to affect the value of foreign securities). The pricing service uses an automated system that incorporates a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2018:

	Level 1	Level 2	Level 3	Total

Common Stocks	$48,214,446	$11,659,775	$-	$59,874,221
Money Market Funds	2,662,950	-	-	2,662,950
Total	$50,877,396	$11,659,775	$-	$62,537,171

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of May 31, 2018, the Fund did not have any transfers between Levels. In addition, the Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2018. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of May 31, 2018:

Tax cost of portfolio investments	$56,044,154

Gross unrealized appreciation	$8,138,566
Gross unrealized depreciation	(1,645,549)

Net unrealized appreciation	$6,493,017

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales, the tax treatment of income and capital gains on publicly-traded partnerships held by the Fund and the tax treatment of the cost of securities received as in-kind subscriptions at the inception of the Fund.

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4. Foreign Investment Risk

Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls, adverse economic developments, and higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains or increase losses from investments denominated in foreign currencies. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair an investor’s ability to bring its capital or income back to the U.S. The value of foreign securities may be affected by incomplete, less frequent, or inaccurate financial information about their issuers, social upheavals, or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage by market analysts than U.S. companies and may be subject to different reporting standards or regulatory requirements than those applicable to U.S. companies.

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2018 (Unaudited)

COMMON STOCKS - 92.8%	Shares	Value
Consumer Discretionary - 12.4%
Auto Components - 0.7%
Goodyear Tire & Rubber Company (The)	4,950	$120,929

Hotels, Restaurants & Leisure - 3.1%
Royal Caribbean Cruises Ltd.	2,335	245,128
Starbucks Corporation	4,500	255,015
		500,143
Household Durables - 1.4%
Lennar Corporation - Class A	4,400	227,656
Lennar Corporation - Class B	88	3,641
		231,297
Media - 0.9%
Walt Disney Company (The)	1,400	139,258

Multi-Line Retail - 0.7%
Dollar General Corporation	1,375	120,285

Specialty Retail - 3.6%
AutoZone, Inc. (a)	195	126,618
CarMax, Inc. (a)	3,175	218,821
Home Depot, Inc. (The)	1,275	237,851
		583,290
Textiles, Apparel & Luxury Goods - 2.0%
NIKE, Inc. - Class B	4,500	323,100

Consumer Staples - 4.0%
Beverages - 1.4%
Molson Coors Brewing Company - Class B	1,000	61,650
PepsiCo, Inc.	1,650	165,413
		227,063
Food Products - 1.4%
J.M. Smucker Company (The)	1,500	161,250
Kraft Heinz Company (The)	1,200	68,976
		230,226

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.8% (Continued)	Shares	Value
Consumer Staples - 4.0% (Continued)
Personal Products - 1.2%
Estée Lauder Companies, Inc. (The) - Class A	1,300	$194,272

Energy - 6.6%
Oil, Gas & Consumable Fuels - 6.6%
ConocoPhillips	6,100	411,079
Enbridge, Inc.	4,206	130,680
Exxon Mobil Corporation	2,300	186,852
Williams Companies, Inc. (The)	12,600	338,436
		1,067,047
Financials - 16.3%
Banks - 9.1%
Bank of America Corporation	15,800	458,832
BB&T Corporation	4,300	225,750
JPMorgan Chase & Company	4,450	476,195
SunTrust Banks, Inc.	4,550	307,170
		1,467,947
Capital Markets - 5.3%
Bank of New York Mellon Corporation (The)	4,400	240,900
Goldman Sachs Group, Inc. (The)	1,200	271,056
Morgan Stanley	7,000	350,980
		862,936
Insurance - 1.9%
Marsh & McLennan Companies, Inc.	3,900	313,443

Health Care - 12.4%
Biotechnology - 1.6%
Celgene Corporation (a)	3,300	259,644

Health Care Equipment & Supplies - 2.7%
Danaher Corporation	3,400	337,552
Medtronic plc	1,200	103,584
		441,136
Health Care Providers & Services - 2.0%
UnitedHealth Group, Inc.	1,350	326,039

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.8% (Continued)	Shares	Value
Health Care - 12.4% (Continued)
Life Sciences Tools & Services - 3.1%
PerkinElmer, Inc.	3,350	$249,005
Thermo Fisher Scientific, Inc.	1,200	249,924
		498,929
Pharmaceuticals - 3.0%
Eli Lilly & Company	2,300	195,592
Pfizer, Inc.	8,000	287,440
		483,032
Industrials - 12.1%
Aerospace & Defense - 2.1%
Harris Corporation	2,250	338,558

Air Freight & Logistics - 2.8%
FedEx Corporation	1,800	448,416

Building Products - 1.1%
Masco Corporation	4,750	177,032

Machinery - 3.3%
Lincoln Electric Holdings, Inc.	3,850	344,960
Oshkosh Corporation	2,750	200,062
		545,022
Road & Rail - 2.8%
CSX Corporation	7,100	459,015

Information Technology - 22.9%
Internet Software & Services - 7.4%
Alphabet, Inc. - Class C (a)	435	471,971
eBay, Inc. (a)	6,600	248,952
Facebook, Inc. - Class A (a)	2,500	479,450
		1,200,373
Semiconductors & Semiconductor Equipment - 2.4%
Broadcom, Inc.	1,520	383,146

Software - 9.7%
Adobe Systems, Inc. (a)	2,600	648,128

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.8% (Continued)	Shares	Value
Information Technology - 22.9% (Continued)
Software - 9.7% (Continued)
Microsoft Corporation	3,650	$360,766
Red Hat, Inc. (a)	3,475	564,410
		1,573,304
Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	3,000	560,610

Materials - 4.2%
Chemicals - 4.2%
DowDuPont, Inc.	2,850	182,713
LyondellBasell Industries N.V. - Class A	2,475	277,497
Sherwin-Williams Company (The)	595	225,654
		685,864
Telecommunication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	3,200	152,544

Utilities - 0.9%
Electric Utilities - 0.6%
Duke Energy Corporation	1,200	92,592

Independent Power and Renewable Electricity Producers - 0.3%
AES Corporation	4,000	51,000

Total Investments at Value - 92.8% (Cost $11,871,047)		$15,057,492

Other Assets in Excess of Liabilities - 7.2%		1,172,784

Net Assets - 100.0%		$16,230,276

(a)	Non-income producing security.

See accompanying notes to Schedule of Investments.

HVIA EQUITY FUND

NOTES TO SCHEDULE OF INVESTMENTS

May 31, 2018 (Unaudited)

1.	Securities Valuation

HVIA Equity Fund (the "Fund") values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the "NYSE") (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its common stocks on the basis of the security's last sale price on the security's primary exchange, if available, otherwise at the exchange's most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. The Fund values securities traded in the over-the-counter market at the last sale price, if available, otherwise at the most recently quoted mean price. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value pursuant to procedures established by and under the direction of the Board of Trustees of the Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund's net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States of America establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$15,057,492	-	-	$15,057,492

Refer to the Fund's Schedule of Investments for a listing of the common stocks by industry type. As of May 31, 2018, the Fund did not have any transfers between Levels. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2018. It is the Fund's policy to recognize transfers between Levels at the end of the reporting period.

HVIA EQUITY FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of May 31, 2018:

Tax cost of portfolio investments	$11,871,047

Gross unrealized appreciation	$3,598,170
Gross unrealized depreciation	(411,725)

Net unrealized appreciation	$3,186,445

LADDER SELECT BOND FUND
SCHEDULE OF INVESTMENTS
May 31, 2018 (Unaudited)

MORTGAGE-BACKED SECURITIES - 97.6%	Coupon	Maturity	Par Value	Value
Commercial - 97.6%
Aventura Mall Trust, Series 2013-AVM, Class B, 144A (a)	3.867%	12/05/32	$250,000	$253,944
Aventura Mall Trust, Series 2013-AVM, Class E, 144A (a)	3.867%	12/05/32	100,000	101,050
Citigroup Commercial Mortgage Trust, Series 2016-SMPL, Class A, 144A	2.228%	09/10/31	51,000	49,539
Commercial Mortgage Asset Trust, IO, Series 1999-C2, Class X (a)	1.256%	11/17/32	298,503	191
Commercial Mortgage Trust, Series 2014-TWC, Class B, 144A (1MO LIBOR + 160) (a)	3.495%	02/13/32	1,000,000	1,001,525
Commercial Mortgage Trust, Series 2012-LC4, Class AM	4.063%	12/10/44	550,000	559,624
Commercial Mortgage Trust, Series 2013-LC6, Class AM	3.282%	01/10/46	142,000	140,801
Commercial Mortgage Trust, Series 2013-LC13, Class AM, 144A	4.557%	08/10/46	346,000	362,113
Commercial Mortgage Trust, Series 2015-CR23, Class CMB, 144A (a)	3.807%	05/10/48	1,040,000	1,044,372
Commercial Mortgage Trust, Series 2015-CR23, Class CMD, 144A (a)	3.807%	05/10/48	959,000	951,685
Credit Suisse Mortgage Trust, Series 2016-BDWN, Class A, 144A (1MO LIBOR + 290) (a)	4.796%	02/15/29	340,000	341,394
Goldman Sachs Mortgage Securities Trust, IO, Series 2005-ROCK, Class X1, 144A (a)	0.394%	05/03/32	14,016,000	238,859
GSCR Commercial Mortgage Trust, Series 2015-HULA, Class B, 144A (1MO LIBOR + 230) (a)	4.196%	08/15/32	1,260,000	1,264,806
Hilton USA Trust, Series 2016-SFP, Class A, 144A	2.828%	11/05/35	500,000	487,441
Home Partners of America Trust, Series 2017-1, Class B, 144A (1MO LIBOR + 135) (a)	3.245%	07/17/34	300,000	300,578
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-PHH, Class E, 144A (1MO LIBOR + 355) (a)	5.446%	08/15/27	100,000	100,000

LADDER SELECT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 97.6% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 97.6% (Continued)

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class C, 144A (1MO LIBOR + 195) (a)	3.846%	10/15/29	$250,000	$250,000
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class D, 144A (1MO LIBOR + 295) (a)	4.396%	10/15/29	326,000	326,000
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-WPT, Class D, 144A (1MO LIBOR + 375) (a)	5.646%	10/15/33	1,750,000	1,755,571
Ladder Capital Commercial Mortgage Securities, LLC, Series 2014-PKMD, Class MRC, 144A (a)	2.952%	11/14/27	22,000	21,801
LoanCore Capital Credit Advisor, LLC, Series 2018-CRE1, Class A, 144A (1MO LIBOR + 113) (a)	0.000%	05/15/28	500,000	500,478
Morgan Stanley Capital Group Trust, Series 2016-SNR, Class A, 144A (a)	3.459%	11/15/34	500,000	487,550
Morgan Stanley Capital I Trust, IO, Series 2004-IQ8, Class X1, 144A (a)	0.477%	06/15/40	5,443,320	53,997
Progressive Residential Trust, Series 2016-SFR1, Class A, 144A (1MO LIBOR + 150) (a)	3.395%	09/17/33	529,668	531,460
Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class D, 144A (1MO LIBOR + 200) (a)	3.897%	11/11/34	500,000	502,354
VNO Mortgage Trust, Series 2013-PENN, Class B, 144A (a)	4.078%	12/13/29	500,000	503,734
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class B	4.142%	10/15/45	506,000	512,585
WTC Depositor, LLC Trust, Series 2012-7WTC, Class A, 144A	4.082%	03/13/31	9,807	9,811

LADDER SELECT BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 97.6% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 97.6% (Continued)
WTC Depositor, LLC Trust, Series 2012-7WTC, Class B, 144A	5.964%	03/13/31	$315,000	$317,792
Total Mortgage-Backed Securities (Cost $13,055,178)				$12,971,055

MONEY MARKET FUNDS - 1.5%			Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 1.64% (b) (Cost $199,624)			199,624	$199,624
Total Investments at Value - 99.1% (Cost $13,254,802)				$13,170,679
Other Assets in Excess of Liabilities - 0.9%				116,051
Net Assets - 100.0%				$13,286,730

144A -	This security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $11,757,854 as of May 31, 2018, representing 88.5% of net assets (Note 5).
LIBOR -	London interbank offered rate.
IO -	Interest only strip. Par value shown is the notional value, not a true par value.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of May 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	The rate shown is the 7-day effective yield as of May 31, 2018.

See accompanying notes to Schedules of Investments.

LADDER SELECT BOND FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
May 31, 2018 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
SWAP FUTURES
Primary Fixed Rate 5-Year USD Deliverable Interest Rate Swap Future	34	06/18/2018	$3,268,781	$(4,977)

TREASURY FUTURES
2-Year U.S. Treasury Note Future	3	09/28/2018	636,609	1,209

Total Futures Contracts Sold Short			$3,905,390	$(3,768)

For the three months ended May 31, 2018, the average notional amount of futures contracts sold short was ($3,903,396).

See accompanying notes to Schedules of Investments.

LADDER SELECT BOND FUND
NOTES TO SCHEDULES OF INVESTMENTS
May 31, 2018 (Unaudited)

1. Securities and Futures Valuation

Ladder Select Bond Fund’s (the “Fund”) fixed income securities, including mortgage-backed securities, are typically valued using evaluated bid prices provided by an independent pricing service approved by the Ultimus Managers Trust’s Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations are reviewed by Ladder Capital Asset Management LLC (the “Adviser”), under the general supervision of the Board. The Fund values its futures contracts at their last sale price as of the close of regular trading on the New York Stock Exchange. Prices for these futures contracts are monitored daily by the Adviser until the close of regular trading to determine if fair valuation is required. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

Fixed income securities, including mortgage-backed securities, held by the Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, and interest rates, among other factors. The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of May 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Mortgage-Backed Securities	$-	$12,971,055	$-	$12,971,055
Money Market Funds	199,624	-	-	199,624
Total	$199,624	$12,971,055	$-	$13,170,679

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Futures Contracts Sold Short	$(3,768)	$-	$-	$(3,768)

LADDER SELECT BOND FUND
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

As of May 31, 2018, the Fund did not have any transfers between Levels. In addition, the Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2018. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

2. Investment transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal income tax

The following information is computed on a tax basis for each item as of May 31, 2018:

Tax cost of portfolio investments	$13,254,802
Gross unrealized appreciation	$34,935
Gross unrealized depreciation	(119,058)
Net unrealized depreciation on investments	$(84,123)

4. Risks Associated with Commercial Mortgage-Backed Securities (“CMBS”)

CMBS are securities that reflect an interest in, and are secured by, a pool of mortgage loans on commercial real property. The mortgage loan pool is transferred to a CMBS trust and distributed as various classes of CMBS (some of which are rated by nationally recognized statistical rating organizations). CMBS are a type of debt security and are subject to the risks generally associated with debt securities. CMBS are subject to credit risk, interest rate risk, prepayment risk, extension risk, and many of the risks of investing in the real estate that secures the underlying mortgage loans. The ability of borrowers to pay interest and repay principal on the mortgage loans held in a CMBS trust is not guaranteed and depends on the cash flows of the underlying commercial real estate property, which in turn depends on many factors, including the overall economic landscape, the refinancing markets for commercial mortgages, and sub-market and property specific characteristics. If one or more of the mortgages that are part of a CMBS trust defaults on its interest or principal obligations, securities held by the Fund may experience losses, the Fund’s current income may be reduced, and the Fund’s net asset value may decline. The value of CMBS held by the Fund may also be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements; or the market’s assessment of the quality of underlying assets. CMBS may be deemed illiquid for a period due to a variety of reasons, such as current market conditions, the seniority in the CMBS trust’s capital structure, and trading conditions such as the number of market makers or trade volume. As a result, CMBS may exhibit greater price volatility than other types of mortgage- or asset-backed securities. CMBS are generally not guaranteed by the U.S. Government or any other entity and are subject to the risk of default on the underlying mortgages. CMBS react differently to changes in interest rates than other debt securities and the prices of CMBS may reflect adverse economic and market conditions. Some CMBS have experienced extraordinary weakness and volatility in recent years. As of May 31, 2018, the Fund had 97.6% of the value of its net assets invested in CMBS.

LADDER SELECT BOND FUND
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

5. Risks Associated with Rule 144A Securities

Rule 144A securities are securities that are exempt from registration under the Securities Act of 1933, as amended, and the rules thereunder, and may have legal restrictions on resale. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and the Fund may be unable to dispose of the securities promptly or at a reasonable price. As of May 31, 2018, the Fund had 88.5% of the value of its net assets invested in Rule 144A securities.

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

May 31, 2018 (Unaudited)

COMMON STOCKS - 84.3%	Shares	Value
Consumer Discretionary - 27.1%
Diversified Consumer Services - 3.2%
Strayer Education, Inc.	5,107	$558,195

Hotels, Restaurants & Leisure - 9.9%
Chipotle Mexican Grill, Inc. (a)	2,429	1,044,907
Yum! Brands, Inc.	8,513	692,363
		1,737,270
Household Durables - 2.4%
NVR, Inc. (a)	140	418,676

Specialty Retail - 11.6%
AutoZone, Inc. (a)	1,272	825,935
O'Reilly Automotive, Inc. (a)	2,423	652,780
Ross Stores, Inc.	7,226	569,987
		2,048,702
Financials - 22.9%
Capital Markets - 15.8%
Goldman Sachs Group, Inc. (The)	3,725	841,403
Moody's Corporation	11,364	1,938,357
		2,779,760
Insurance - 7.1%
Arch Capital Group Ltd. (a)	15,871	1,245,080

Health Care - 1.1%
Life Sciences Tools & Services - 1.1%
Waters Corporation (a)	982	189,153

Industrials - 23.9%
Air Freight & Logistics - 4.8%
Expeditors International of Washington, Inc.	11,254	838,198

Machinery - 10.4%
Cummins, Inc.	5,447	775,598
Deere & Company	7,000	1,046,570
		1,822,168

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 84.3% (Continued)	Shares	Value
Industrials - 23.9% (Continued)
Road & Rail - 4.2%
Union Pacific Corporation	5,188	$740,639

Trading Companies & Distributors - 4.5%
Fastenal Company	14,743	784,770

Information Technology - 9.3%
IT Services - 9.3%
MasterCard, Inc. - Class A	4,448	845,654
Visa, Inc. - Class A	6,033	788,634
		1,634,288

Total Common Stocks (Cost $11,241,403)		$14,796,899

MONEY MARKET FUNDS - 9.6%	Shares	Value
Vanguard Treasury Money Market Fund, 1.75% (b) (Cost $1,686,218)	1,686,218	$1,686,218

Total Investments at Value - 93.9% (Cost $12,927,621)		$16,483,117

Other Assets in Excess of Liabilities - 6.1%		1,075,899

Net Assets - 100.0%		$17,559,016

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of May 31, 2018.

See accompanying notes to Schedule of Investments.

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

NOTES TO SCHEDULE OF INVESTMENTS

May 31, 2018 (Unaudited)

1.	Securities Valuation

Marshfield Concentrated Opportunity Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. The Fund values its common stocks on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Fixed income securities, if any, are generally valued using prices provided by an independent pricing service approved by the Board of Trustees of Ultimus Managers Trust (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices.

When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosures purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$14,796,899	$-	$-	$14,796,899
Money Market Funds	1,686,218	-	-	1,686,218

Total	$16,483,117	$-	$-	$16,483,117

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of May 31, 2018, the Fund did not have any transfers between Levels. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2018. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of May 31, 2018:

Tax cost of portfolio investments	$12,930,317

Gross unrealized appreciation	$3,744,662
Gross unrealized depreciation	(191,862)

Net unrealized appreciation	$3,552,800

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected. As May 31, 2018, the Fund had 27.1% of the value of its net assets invested in stocks within the Consumer Discretionary sector.

Topturn OneEighty Fund
Schedule of Investments
May 31, 2018 (Unaudited)

EXCHANGE-TRADED FUNDS - 94.8%	Shares	Value
Commodities & Currencies - 21.5%
CurrencyShares Japanese Yen Trust (a)	11,900	$1,047,557
PowerShares DB Agriculture Fund (a)	54,500	1,046,945
PowerShares DB Commodity Index Tracking Fund (a)	58,500	1,054,755
PowerShares DB US Dollar Index Bullish Fund (a)	43,300	1,072,108
United States Natural Gas Fund® LP (a)	45,500	1,086,995
United States Oil Fund® LP (a)	76,800	1,040,640
		6,349,000
Convertible Security Funds - 1.7%
SPDR® Bloomberg Barclays Convertible Securities ETF	9,200	490,360

International Fixed Income - 1.1%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3,000	326,520

Real Estate - 3.6%
Vanguard Real Estate ETF	13,500	1,065,015

U.S. Fixed Income - 33.8%
iShares 20+ Year Treasury Bond ETF	16,200	1,963,764
iShares 1-3 Year Treasury Bond ETF	27,600	2,303,496
iShares 7-10 Year Treasury Bond ETF	3,400	348,534
iShares Core U.S. Aggregate Bond ETF	2,100	223,566
iShares Floating Rate Bond ETF	10,000	510,400
iShares iBoxx $ Investment Grade Corporate Bond ETF	8,500	981,665
iShares TIPS Bond ETF	15,500	1,743,440
Schwab U.S. TIPS ETF	10,000	546,800
SPDR® Bloomberg Barclays High Yield Bond ETF	27,800	990,236
Vanguard Intermediate-Term Treasury ETF	6,200	388,802
		10,000,703
U.S. Large Cap Equities - 21.9%
iShares Core S&P 500® ETF	900	245,457
iShares Edge MSCI USA Momentum Factor ETF	5,300	583,636
PowerShares Dynamic Semiconductors Portfolio	11,000	607,860
PowerShares QQQ TrustSeries 1	18,400	3,129,288

Topturn OneEighty Fund
Schedule of Investments (Continued)

EXCHANGE-TRADED FUNDS - 94.8% (Continued)	Shares	Value
U.S. Large Cap Equities - 21.9% (Continued)
SPDR® S&P 500® ETF Trust	3,600	$975,384
Vanguard Dividend Appreciation ETF	9,100	927,108
		6,468,733
U.S. Small Cap Equities - 11.2%
iShares Core S&P Small-Cap ETF	28,400	2,352,656
iShares Russell 2000 Growth ETF	4,800	973,824
		3,326,480

Total Exchange-Traded Funds (Cost $26,713,016)		$28,026,811

MONEY MARKET FUNDS - 5.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 1.634% (b) (Cost $1,540,807)	1,540,807	$1,540,807

Total Investments at Value - 100.0% (Cost $28,253,823)		$29,567,618

Liabilities in Excess of Other Assets - (0.0%) (c)		(14,184)

Net Assets - 100.0%		$29,553,434

(a)	Non-income producing.
(b)	The rate shown is the 7-day effective yield as of May 31, 2018.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedule of Investments.

Topturn OneEighty Fund

Notes to Schedule of Investments

May 31, 2018 (Unaudited)

1.	Securities Valuation

Topturn OneEighty Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Exchange-traded funds (“ETFs”) are valued at the security’s last sale price on the primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value as reported by such companies. When using a quoted price and when the market is considered active, these securities will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”) of the Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

Fixed income securities, if any, are generally valued using prices provided by an independent pricing service approved by the Board. The independent pricing service will employ methodologies that they believe are appropriate, including actual market transactions, broker-dealer supplied valuations, matrix pricing, or other electronic data processing techniques. These techniques generally consider such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at valuations.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Topturn OneEighty Fund

Notes to Schedule of Investments (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Exchange-Traded Funds	$28,026,811	$-	$-	$28,026,811
Money Market Funds	1,540,807	-	-	1,540,807
Total	$29,567,618	$-	$-	$29,567,618

As of May 31, 2018, the Fund did not have any transfers between Levels. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2018. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

2.	Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of May 31, 2018:

Tax cost of portfolio investments	$28,425,383

Gross unrealized appreciation	$1,320,383
Gross unrealized depreciation	(178,148)

Net unrealized appreciation	$1,142,235

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4. Investment in Other Investment Companies

The Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs. The Fund will incur additional indirect expenses due to acquired fund fees and expenses to the extent it invests in shares of other investment companies. ETFs issue their shares to authorized participants in return for a specific basket of securities. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their market value. There are certain risks associated with investments in ETFs. Investments in ETFs are subject to the risk that the ETF’s shares may trade at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risk that the Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the index tracked by an ETF may temporarily be unavailable, which may further impede the ETF’s ability to track their applicable index or match the index’s performance. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of May 31, 2018, the Fund had 94.8% of the value of its net assets invested in ETFs.

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2018 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value
Consumer Discretionary - 19.5%
Hotels, Restaurants & Leisure - 6.1%
Chipotle Mexican Grill, Inc. (a)	1,310	$563,536
Norwegian Cruise Line Holdings Ltd. (a)	10,104	528,843
		1,092,379
Household Durables - 2.7%
Whirlpool Corporation	3,323	481,004

Internet & Direct Marketing Retail - 4.9%
Amazon.com, Inc. (a) (b)	535	871,847

Specialty Retail - 5.8%
Home Depot, Inc. (The)	2,618	488,388
Ross Stores, Inc.	6,950	548,216
		1,036,604
Energy - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
EOG Resources, Inc.	5,290	623,215

Financials - 16.7%
Banks - 8.9%
Bank of America Corporation (b)	20,390	592,126
Citigroup, Inc.	7,160	477,500
KeyCorp (b)	26,619	517,473
		1,587,099
Capital Markets - 2.7%
Goldman Sachs Group, Inc. (The) (b)	2,177	491,741

Insurance - 5.1%
American International Group, Inc.	6,730	355,277
Chubb Ltd.	4,200	548,898
		904,175
Health Care - 9.0%
Biotechnology - 5.3%
Biogen, Inc. (a)	1,690	496,792
Celgene Corporation (a) (b)	5,674	446,430
		943,222

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Value
Health Care - 9.0% (Continued)
Health Care Equipment & Supplies - 3.7%
Edwards Lifesciences Corporation (a)	4,838	$664,306

Industrials - 13.9%
Air Freight & Logistics - 5.6%
FedEx Corporation	1,944	484,289
United Parcel Service, Inc. - Class B (b)	4,400	510,928
		995,217
Airlines - 5.4%
Delta Air Lines, Inc. (b)	10,410	562,660
Southwest Airlines Company	8,070	412,216
		974,876
Construction & Engineering - 2.9%
Fluor Corporation	10,560	514,695

Information Technology - 32.7%
Internet Software & Services - 7.4%
Alphabet, Inc. - Class A (a) (b)	630	693,000
Facebook, Inc. - Class A (a) (b)	3,290	630,956
		1,323,956
IT Services - 7.6%
MasterCard, Inc. - Class A (b)	3,591	682,721
Visa, Inc. - Class A	5,149	673,077
		1,355,798
Semiconductors & Semiconductor Equipment - 6.9%
Analog Devices, Inc. (b)	6,715	652,564
Versum Materials, Inc.	14,600	583,562
		1,236,126
Software - 7.3%
Electronic Arts, Inc. (a)	4,930	645,386
Microsoft Corporation (b)	6,720	664,205
		1,309,591
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	3,338	623,772

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.0% (Continued)	Shares	Value
Materials - 2.7%
Chemicals - 2.7%
BASF SE - ADR	19,960	$495,607

Total Common Stocks (Cost $14,407,917)		$17,525,230

MONEY MARKET FUNDS - 0.4%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 1.63% (c) (Cost $75,599)	75,599	$75,599

Total Investments at Value - 98.4% (Cost $14,483,516)		$17,600,829

Other Assets in Excess of Liabilities - 1.6%		277,986

Net Assets - 100.0%		$17,878,815

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged as collateral for open short positions. The total value of such securities as of May 31, 2018 was $5,808,312.
(c)	The rate shown is the 7-day effective yield as of May 31, 2018.

See accompanying notes to Schedules of Investments.

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2018 (Unaudited)

COMMON STOCKS - 41.0%	Shares	Value
Consumer Discretionary - 5.0%
Hotels, Restaurants & Leisure - 2.7%
Jack in the Box, Inc.	2,300	$185,541
Starbucks Corporation	5,300	300,351
		485,892
Media - 1.2%
Walt Disney Company (The)	2,170	215,850

Textiles, Apparel & Luxury Goods - 1.1%
NIKE, Inc. - Class B	2,600	186,680

Consumer Staples - 4.0%
Beverages - 1.6%
Coca-Cola Company (The)	6,970	299,710

Food Products - 1.4%
Mondelēz International, Inc. - Class A	6,324	248,344

Household Products - 1.0%
Procter & Gamble Company (The)	2,414	176,632

Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Exxon Mobil Corporation	4,250	345,270

Financials - 5.9%
Banks - 4.6%
JPMorgan Chase & Company	2,740	293,208
Regions Financial Corporation	16,810	306,614
Wells Fargo & Company	4,300	232,157
		831,979
Insurance - 1.3%
MetLife, Inc.	4,953	227,788

Health Care - 6.4%
Biotechnology - 1.6%
Amgen, Inc.	1,610	289,188

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 41.0% (Continued)	Shares	Value
Health Care - 6.4% (Continued)
Health Care Providers & Services - 4.0%
DaVita, Inc.	2,940	$196,509
HCA Healthcare, Inc.	2,220	228,971
UnitedHealth Group, Inc.	1,180	284,982
		710,462
Pharmaceuticals - 0.8%
Johnson & Johnson	1,140	136,367

Industrials - 6.7%
Electrical Equipment - 1.0%
Acuity Brands, Inc.	1,480	175,010

Industrial Conglomerates - 1.9%
3M Company	723	142,597
General Electric Company	14,330	201,767
		344,364
Machinery - 1.0%
Ingersoll-Rand plc	1,980	173,329

Road & Rail - 1.0%
Werner Enterprises, Inc.	4,730	185,416

Trading Companies & Distributors - 1.8%
Fastenal Company	3,410	181,514
United Rentals, Inc.	820	130,848
		312,362
Information Technology - 11.1%
Internet Software & Services - 1.4%
eBay, Inc.	6,740	254,233

IT Services - 2.1%
Accenture plc - Class A	2,383	371,128

Semiconductors & Semiconductor Equipment - 3.9%
Intel Corporation	6,080	335,616
Texas Instruments, Inc.	3,150	352,516
		688,132
Software - 2.7%
Adobe Systems, Inc.	930	231,830

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 41.0% (Continued)	Shares	Value
Information Technology - 11.1% (Continued)
Software - 2.7% (Continued)
Check Point Software Technologies Ltd.	2,632	$256,252
		488,082
Technology Hardware, Storage & Peripherals - 1.0%
HP, Inc.	8,060	177,562

Total Securities Sold Short - 41.0% (Proceeds $6,866,920)		$7,323,780

See accompanying notes to Schedules of Investments.

WAYCROSS LONG/SHORT EQUITY FUND

NOTES TO SCHEDULES OF INVESTMENTS

May 31, 2018 (Unaudited)

1.	Securities Valuation

Waycross Long/Short Equity Fund (the "Fund") values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the "NYSE") (normally 4:00 p.m. Eastern time) on each day the NYSE is open for business. The Fund values its listed securities on the basis of the security's last sale price on the security's primary exchange, if available, otherwise at the exchange's most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund's net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States ("GAAP") establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments and other financial instruments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

WAYCROSS LONG/SHORT EQUITY FUND

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund's investments and other financial instruments as of May 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$17,525,230	$-	$-	$17,525,230
Money Market Funds	75,599	-	-	75,599
Total	$17,600,829	$-	$-	$17,600,829

Other Financial Instruments:
Common Stocks – Sold Short	$(7,323,780)	$-	$-	$(7,323,780)

Refer to the Fund's Schedule of Investments and Schedule of Securities Sold Short for a listing of the common stocks by industry type. As of May 31, 2018, the Fund did not have any transfers between Levels. In addition, the Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2018. It is the Fund's policy to recognize transfers between Levels at the end of the reporting period.

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of May 31, 2018:

Tax cost of portfolio investments and securities sold short	$7,676,295

Gross unrealized appreciation	$3,898,821
Gross unrealized depreciation	(1,298,067)
Net unrealized appreciation	$2,600,754

The federal income tax cost of portfolio investments and securities sold short and the Schedule of Investments and Schedule of Securities Sold Short cost may be temporarily different ("book/tax difference"). These book/tax differences are due to the recognition of capital gains or losses under income tax regulations and GAAP, primarily due to the tax deferral of losses on wash sales.

WAYCROSS LONG/SHORT EQUITY FUND

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4.	Sector Risk

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund's net asset value per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund's portfolio will be adversely affected. As of May 31, 2018, the Fund had the following percentages of the value of its net assets invested or sold short in stocks within the following sector:

Sector	Long Positions	Short Positions	Net Exposure
Information Technology	32.7%	(11.1%)	21.6%

As shown above, although the Fund has greater than 25% of its net assets invested in long positions in the sector noted, the sector exposure is mitigated by short positions. As part of the Fund's principal investment strategy, Waycross Partners, LLC, the investment adviser to the Fund, monitors the Fund's net sector exposure to ensure the Fund's portfolio is not significantly concentrated.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Natalie S. Anderson
Natalie S. Anderson, Assistant Secretary

Date	July 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David R. Carson
David R. Carson, Principal Executive Officer of Alambic Mid Cap Growth Plus Fund, Alambic Mid Cap Value Plus Fund, Alambic Small Cap Growth Plus Fund and Alambic Small Cap Value Plus Fund, Blue Current Global Dividend Fund, HVIA Equity Fund, Ladder Select Bond Fund, Marshfield Concentrated Opportunity Fund, Topturn OneEighty Fund, and Waycross Long/Short Equity Fund

Date	July 17, 2018

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer
Date	July 17, 2018

*	Print the name and title of each signing officer under his or her signature.